Financial and Capital Risk Management and Fair Value Measurement - Details the Group's Sensitivity to a 10% Change in the Period-End Rate (Detail) £ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Statement [line items]
Profit before tax	£ 14,241		£ (166,450)		£ (41,118)
Currency risk [member]
Statement [line items]
Profit before tax	13	$ (84)	47	$ (372)
Equity	£ 13		£ 47			$ (84)	$ (372)